Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Loans to banks - amortised cost	£ 522	£ 277	£ 246
Loans to customers - amortised cost	9,993	10,409	10,706
Debt securities	534	348	306
Interest receivable	11,049	11,034	11,258
Balances with banks	250	175	97
Customer deposits: demand	223	99	433
Customer deposits: savings	510	445	432
Customer deposits: other time	116	179	190
Other financial liabilities	791	554	557
Subordinated liabilities	461	572	845
Internal funding of trading businesses	42	23	(4)
Interest payable	2,393	2,047	2,550
Net interest income	£ 8,656	£ 8,987	£ 8,708